Average Annual Total Returns - Gator Capital Long/Short Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Eurekahedge Long Short Equities Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.76%	7.07%	6.34%
Gator Capital Long/Short Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	35.58%	18.59%	8.90%
Gator Capital Long/Short Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	35.33%	18.55%	8.66%
Gator Capital Long/Short Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.25%	15.16%	7.17%